Note 7 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Long-term debt, gross		$ 81,855,000	$ 79,370,000
Long-term debt, gross		81,855,000	79,370,000
Less: Current portion		(23,040,000)	(14,140,000)
Long-term portion		58,815,000	65,230,000
Deferred charges, current portion		181,913	190,280
Deferred charges, long-term portion		454,831	527,053
Long-term bank loans, current portion net of deferred charges		22,858,087	13,949,720
Long-term bank loans, long-term portion net of deferred charges		58,360,169	64,702,947
Kamsarmax Two Shipping Ltd [Member]
Long-term debt, gross	[1]	11,950,000	13,250,000
Long-term debt, gross	[1]	11,950,000	13,250,000
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd. [Member]
Long-term debt, gross	[2]	23,200,000	25,200,000
Long-term debt, gross	[2]	23,200,000	25,200,000
Eirini Shipping Ltd [Member]
Long-term debt, gross	[3]	3,530,000	4,370,000
Long-term debt, gross	[3]	3,530,000	4,370,000
Light Shipping Ltd. and Good Heart Shipping Ltd. [Member]
Long-term debt, gross	[4]	17,000,000	20,900,000
Long-term debt, gross	[4]	17,000,000	20,900,000
Short Term Sellers Credit [Member]
Long-term debt, gross	[5]	4,750,000	7,250,000
Long-term debt, gross	[5]	4,750,000	7,250,000
Areti Shipping Ltd. / Pantelis Shipping Corp. [Member]
Long-term debt, gross		2,400,000	8,400,000
Long-term debt, gross		2,400,000	8,400,000
Molyvos Shipping Ltd/Santa Cruz Shipowners Ltd [Member]
Long-term debt, gross		19,025,000	0
Long-term debt, gross		$ 19,025,000	$ 0

[1]	On April 27, 2018, the Company signed a term loan facility with HSBC Bank Plc. and a loan of $18.4 million was drawn by Kamsarmax Two Shipping Ltd. on April 30, 2018 to finance 70% of the construction cost but no more than 70% of the market value of M/V "Ekaterini", subject to the existence of a time charter at the time of drawdown for a minimum period of 24 months approved by the lender. The loan is payable in twenty consecutive quarterly installments commencing from July 2018, eight in the amount of $400,000 and twelve in the amount of $325,000, with a $11,300,000 balloon payment to be paid together with the last installment in April 2023. The loan bears interest at LIBOR plus a margin of 2.80%. The loan is secured with (i) first priority mortgage over M/V "Ekaterini", (ii) first assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%.
[2]	On January 27, 2021, the Company signed a term loan facility with Eurobank S.A. for an amount of up to $26,700,000, in order to refinance the existing indebtedness of M/V "Xenia" and M/V "Alexandros P.", amounting to $22,482,000 as of the date of refinancing, and for working capital purposes, including the partial redemption of the Company’s Series B Preferred Shares. The facility was available in two tranches. The first tranche of $13,815,000 was drawn on January 27, 2021 and the second tranche of $12,885,000 was drawn on January 29, 2021 by Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. as the borrowers. The loan is payable in twenty-four consecutive quarterly instalments of $500,000 each, followed by a balloon payment of $14,700,000 to be paid together with the last installment in January 2027. The loan bears interest at LIBOR plus a margin of 2.75%. The loan is secured with the following: (i) first priority mortgages over M/V "Xenia" and M/V "Alexandros P.", (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $300,000 for this loan.
[3]	On May 22, 2019, the Company signed a term loan facility with HSBC Bank Plc. for a loan up to the lesser of 49.9% of the market value of M/V "Eirini P" and $4.5 million to refinance the then existing indebtedness of Eirini Shipping Ltd. On May 24, 2019, a loan of $4.5 million was drawn by Eirini Shipping Ltd. The loan was payable in twelve consecutive quarterly equal installments of $200,000 each, commencing from August 2019, with a $2,100,000 balloon payment to be paid together with the last installment in May 2022. The loan bore interest at LIBOR plus a margin of 2.70%. The Company paid loan arrangement fees of $22,500 for this loan. The Company completed the refinancing of the specific loan using a loan facility with Sinopac Capital International (HK) Limited as explained in note (g) below.
[4]	On September 30, 2021, the Company signed a term loan facility with NBG and a loan of $22,000,000 was drawn by Light Shipping Ltd. and Good Heart Shipping Ltd. in order to refinance the existing indebtedness of M/V "Starlight", amounting to $8,700,000 as of the date of the refinancing, and to post-delivery finance part of the acquisition cost of M/V "Good Heart". The loan is payable in twenty four consecutive quarterly instalments, comprising four installments of $1,100,000 and eight installments of $600,000, followed by an interim balloon payment of $2,400,000 payable together with the 12th installment, then four installments of $200,000, six installments of $150,000 and two last installments of $100,000, followed by a balloon payment of $8,500,000 to be paid together with the last installment in September 2027. The loan bears interest at LIBOR plus a margin of 2.75%. The loan is secured with the following: (i) first priority mortgages over M/V "Starlight" and M/V "Good Heart", (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $176,000 for this loan.
[5]	On August 12, 2021, the Company signed a term loan facility with Piraeus Bank S.A. and drew a loan of $8,000,000 for Blessed Luck Shipowners Ltd., in order to post-delivery finance part of the acquisition cost of M/V "Blessed Luck". The loan is payable in twelve consecutive quarterly instalments, the first four in the amount of $750,000 each and the next eight in the amount of $250,000 each, followed by a balloon payment of $3,000,000 to be paid together with the last installment in August 2024. The loan bears interest at LIBOR plus a margin of 2.70%. The loan is secured with the following: (i) first priority mortgage over M/V "Blessed Luck", (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $72,000 for this loan.